CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Additional Paid-In Capital	AOCI	Accumulated Deficit	Total Controlling Interests	Noncontrolling Interest	Preferred Stock	Common Stock
Stockholders' Equity Beginning balance at Dec. 31, 2013		$ 2,614	$ 58	$ (463)	$ 2,210		$ 0	$ 1
Noncontrolling interest at beginning of the period at Dec. 31, 2013						$ (3)
Total Equity at the beginning of the period at Dec. 31, 2013	$ 2,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Dynegy Inc.	(273)			(273)	(273)	6
Net income (loss)	(267)
Equity Issuance, Acquisitions	1,106	706			1,106		400
Other comprehensive loss, net of tax, attributable to parent	(38)		(38)		(38)
Other comprehensive loss, net of tax, attributable to noncontrolling interest						(3)
Other comprehensive income (loss), net of tax	(41)
Share-based compensation expense, net of tax	17	17			17
Options exercised	1	1			1
Stockholders' Equity Ending balance at Dec. 31, 2014		3,338	20	(736)	3,023		400	1
Noncontrolling interest at the end of the period at Dec. 31, 2014						0
Total Equity at the end of the period at Dec. 31, 2014	3,023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Dynegy Inc.	50			50	50	(3)
Net income (loss)	47
Equity Issuance, Acquisitions	99	99			99
Other comprehensive loss, net of tax, attributable to parent	(1)		(1)		(1)
Other comprehensive loss, net of tax, attributable to noncontrolling interest						1
Other comprehensive income (loss), net of tax	0
Share-based compensation expense, net of tax	22	22			22
Options exercised	1	1			1
Dividends paid	(23)	(23)			(23)
Repurchases of common stock	(250)	(250)			(250)
Stockholders' Equity Ending balance at Dec. 31, 2015	2,921	3,187	19	(686)	2,921		400	1
Noncontrolling interest at the end of the period at Dec. 31, 2015	(2)					(2)
Total Equity at the end of the period at Dec. 31, 2015	2,919
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Dynegy Inc.	(1,240)			(1,240)	(1,240)
Net income (loss)	(1,244)
Equity Issuance, Acquisitions	359	359			359
Other comprehensive loss, net of tax, attributable to parent	2				2
Other comprehensive loss, net of tax, attributable to noncontrolling interest						2
Other comprehensive income (loss), net of tax	4
Share-based compensation expense, net of tax	22	22			22
Dividends paid	(22)	(22)			(22)
Other	(1)	(1)		1		(1)
Stockholders' Equity Ending balance at Dec. 31, 2016	2,042	$ 3,547	$ 21	$ (1,927)	$ 2,042		$ 400	$ 1
Noncontrolling interest at the end of the period at Dec. 31, 2016	(3)					$ (3)
Total Equity at the end of the period at Dec. 31, 2016	$ 2,039